Related Parties Transactions (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Back office and professional services amount	$ 980	$ 1,600	$ 1,900
Trade payable balances due to related parties	0	150
Trade receivables balances due from related parties	955	1,038	$ 1,865
Sapiens [Member]
Disclosure of transactions between related parties [line items]
Services obtained from Asseco	980	1,600
Services provided to Asseco	3,200	8,250
Fees paid for board services in affiliates	25,000	28,600
Matrix [Member]
Disclosure of transactions between related parties [line items]
Services provided to Asseco	564
Fees paid for board services in affiliates	$ 29,000	$ 30,000
Matrix [Member] | EUR [Member]
Disclosure of transactions between related parties [line items]
Services provided to Asseco | €				€ 500